OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2012
OTHER TAXES PAYABLE [Abstract]
OTHER TAXES PAYABLE
13.	OTHER TAXES PAYABLE

Other taxes payable consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

VAT payable	5,392	10,618
Business taxes payable	15,801	15,691
Individual income taxes payable	736	944
Real estate taxes payable	41	41

	21,970	27,294

The Group is required to withhold PRC individual income taxes on employees' payroll for remittance to the tax authorities.